Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (12,685,321)	$ (13,257,849)	$ (6,306,013)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation expense		6,122,348	165,721
Depreciation and amortization	5,047,672	6,083,094	5,266,479
Amortization of operating lease right-of-use assets	626,087	451,018	223,459
Provision for credit losses		109,436
Gain on disposal of intangible assets	117,424	129,561
Change in fair value of contingent considerations	(394,401)
Change in fair value of short-term investments	4,393
Waiver of payable related to league tournaments rights	(856,965)
Share of (income) loss in equity method investment	56,285	85,942
Deferred tax benefit	(2,495,899)	(1,382,822)	(502,805)
Changes in operating assets and liabilities:
Accounts receivable	(10,818,047)	(3,286,086)	(7,004,093)
Advance to suppliers	76,974	14,596	343,786
Amount due from related parties	(111,129)	(80,548)	544,280
Amount due to related parties	45,091	(1,046,317)	(1,822,315)
Other non-current assets	(410,998)		(1,180,431)
Prepaid expenses and other current assets	743,436	(1,115,558)	(728,469)
Operating lease liabilities	(671,631)	(554,928)	(84,063)
Accounts payable	6,024,970	2,868,156	4,122,340
Deferred revenue	(167,623)	(310,000)	(3,025,020)
Accrued expenses and other liabilities	(673,262)	15,968	361,636
Net cash used in operating activities	(16,542,944)	(5,153,989)	(9,625,508)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of short-term investments	(3,000,000)
Payments for acquisition of Jinyuanbao	(128,251)
Purchase of property and equipment	(714,009)	(95,923)	(764,994)
Purchase of intangible assets	(1,329,923)	(3,496,596)	(5,774,266)
Disposal of property and equipment	233,337		35,677
Disposal of intangible asset	1,421,874	4,207,979	4,320,553
Loan to related parties	(63,744)	(201,733)	(149)
Loan to a former third party	(2,779,428)
Collection of loan to related parties	4,586	49,429	464,442
Net cash (used in) provided by investing activities	(4,959,223)	2,170,529	(1,718,737)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of Class A ordinary shares upon the completion of IPO	20,260,243
Contribution from non-controlling shareholders	283,668
Capital refund of non-controlling shareholders	(141,949)
Issuance of preferred shares, net of offering cost of $893,168 in 2022			12,007,678
Collection of shareholder investment fund receivable		2,999,845
Proceeds from borrowings	11,673,597	9,485,123	6,657,750
Repayments of borrowings	(7,198,718)	(6,397,492)	(2,600,684)
Loans from related parties		282,507	7,549,412
Repayment of loans from related parties		(3,588,153)	(11,695,646)
Loan from a third party	2,790,972
Repayment of capital injection			(1,486,105)
Acquisition of non-controlling interests		(564,900)	(594,442)
Payment of deferred offering cost	(4,209,692)	(852,471)	(53,545)
Net cash provided by financing activities	23,458,121	1,364,459	9,784,418
Effect of exchange rate changes	8,743	(374,027)	(261,904)
Net (decrease) increase in cash and cash equivalents	1,964,697	(1,993,028)	(1,821,731)
Cash and cash equivalents, beginning of the year	7,594,601	9,587,629	11,409,360
Cash and cash equivalents, end of the year	9,559,298	7,594,601	9,587,629
Income tax paid	(162,380)	(31,799)	(1,124)
Interest paid	(552,671)	(373,415)	(686,093)
SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Accretion on Preferred Shares to redemption value	(35,930,979)	(43,914,707)	(25,296,874)
Payable related to purchase of property and equipment and intangible assets			(1,057,347)
Right-of-use assets obtained in exchange for new lease liabilities	92,554	266,061	2,019,883
Consideration of acquisition of Ninjas in Pyjamas		168,000,000
Consideration of acquisition of Young Will	3,716,139
Net settlement of revenue from tournament participation of esports and payable related to league tournaments rights	1,111,771	1,259,822
Waiver of payable related to league tournaments rights	856,965		916,405
Ninjas in Pyjamas Gaming AB [Member]
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash acquired from acquisition of Jinyuanbao		1,707,373
WuhaWuhan YoungWill Network Technology Co Ltd [Member]
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash acquired from acquisition of Jinyuanbao	296,139
Shanghai Jinyuanbao Duoduo Entertainment Development Co Ltd [Member]
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash acquired from acquisition of Jinyuanbao	$ 1,100,196